UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	4/30/2018

Item 1 – Reports to Stockholders

PGIM JENNISON NATURAL RESOURCES FUND

(Formerly known as Prudential Jennison Natural Resources Fund, Inc.)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Natural Resources Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Natural Resources Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Natural Resources Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Jennison Natural Resources Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	10.62	8.30	–3.24	–4.17	—
Class B	10.11	8.68	–3.03	–4.31	—
Class C	10.24	12.82	–2.82	–4.30	—
Class R	10.45	14.32	–2.34	–3.82	—
Class Z	10.83	15.01	–1.83	–3.33	—
Class R6**	10.89	15.10	–1.69	N/A	–3.91 (12/27/10)
Lipper Global Natural Resources Index
	6.64	11.59	0.75	–2.85	—
S&P 500 Index
	3.82	13.26	12.95	9.01	—
MSCI World Net Dividends Index
	3.40	13.22	9.28	5.48	—
Lipper Global Natural Resources Funds Average
	6.61	12.74	–0.09	–4.16	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Lipper Global Natural Resources Index—The Lipper Global Natural Resources Index (Lipper Index) is an unmanaged index which tracks the performance of the 10 largest global natural resources mutual funds. The average annual total return for the Lipper Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is –1.33%.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 13.02%.

MSCI World Net Dividends Index—The Morgan Stanley Capital International World Net Dividends Index (MSCI World ND Index) is an unmanaged free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World ND Index is unmanaged and the total return includes the reinvestment of all dividends. The ND version of the MSCI World Index reflects the

PGIM Jennison Natural Resources Fund	7

Your Fund’s Performance (continued)

impact of the maximum withholding taxes on reinvested dividends. The average annual total return for the MSCI World ND Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 9.10%.

Lipper Global Natural Resources Funds Average—The Lipper Global Natural Resources Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Global Natural Resources Funds universe. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is –2.32%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Index and the Lipper Average would be lower if they included the effects of sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/18 (%)
Halliburton Co., Oil & Gas Equipment & Services	4.5
Concho Resources, Inc., Oil & Gas Exploration & Production	3.8
Anadarko Petroleum Corp., Oil & Gas Exploration & Production	3.8
EOG Resources, Inc., Oil & Gas Exploration & Production	3.7
Suncor Energy, Inc. (Canada), Integrated Oil & Gas	2.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/18 (%)
Oil & Gas Exploration & Production	28.6
Oil & Gas Equipment & Services	16.6
Diversified Metals & Mining	8.9
Copper	6.8
Gold	6.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM Jennison Natural Resources Fund	9

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Natural Resources Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,106.20	1.26%	$6.58
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31
Class B	Actual	$1,000.00	$1,101.10	2.19%	$11.41
	Hypothetical	$1,000.00	$1,013.93	2.19%	$10.94
Class C	Actual	$1,000.00	$1,102.40	1.93%	$10.06
	Hypothetical	$1,000.00	$1,015.22	1.93%	$9.64
Class R	Actual	$1,000.00	$1,104.50	1.51%	$7.88
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55
Class Z	Actual	$1,000.00	$1,108.30	0.87%	$4.55
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
Class R6**	Actual	$1,000.00	$1,108.90	0.79%	$4.13
	Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 97.9%

COMMON STOCKS 97.9%

Aluminum 2.0%
Alcoa Corp.*	301,137	$15,418,215
Constellium NV (Netherlands) (Class A Stock)*	1,204,338	13,669,236

		29,087,451

Coal & Consumable Fuels 0.3%
Arch Coal, Inc. (Class A Stock)	52,549	4,247,536

Commodity Chemicals 0.4%
LyondellBasell Industries NV (Class A Stock)	7,479	790,755
Olin Corp.	194,029	5,857,735

		6,648,490

Copper 6.8%
First Quantum Minerals Ltd. (Zambia)	2,120,433	30,552,600
Freeport-McMoRan, Inc.	562,439	8,554,697
Lundin Mining Corp. (Canada)	4,022,472	26,629,551
Nevsun Resources Ltd. (Canada)	2,705,117	7,542,598
Southern Copper Corp. (Peru)	532,379	28,114,935

		101,394,381

Diversified Chemicals 2.7%
BASF SE (Germany)	7,498	780,117
Chemours Co. (The)	254,145	12,303,159
DowDuPont, Inc.	269,369	17,034,896
Eastman Chemical Co.	90,262	9,213,945

		39,332,117

Diversified Metals & Mining 8.9%
Anglo American PLC (United Kingdom)	913,030	21,483,064
Arizona Mining, Inc. (Canada)*(a)	2,616,538	8,253,420
BHP Billiton Ltd. (Australia), ADR(a)	573,081	26,791,537
China Molybdenum Co. Ltd. (China) (Class H Stock)(a)	13,240,420	9,949,750
Glencore PLC (Switzerland)*	6,515,089	31,383,369
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	744,835	1,537,297
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*	2,082,400	4,297,955
Northern Dynasty Minerals Ltd. (Canada)*(a)	1,763,422	1,549,519
Rio Tinto PLC (United Kingdom), ADR(a)	487,089	26,765,541

		132,011,452

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund, Inc.	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Electrical Components & Equipment 1.4%
GrafTech International Ltd.*(a)	725,608	$11,595,216
Sunrun, Inc.*(a)	981,915	9,053,256

		20,648,472

Fertilizers & Agricultural Chemicals 1.7%
FMC Corp.	172,667	13,766,740
Monsanto Co.	6,789	851,137
Nutrien Ltd. (Canada)(a)	219,157	9,978,218

		24,596,095

Gold 6.0%
Agnico Eagle Mines Ltd. (Canada)	485,586	20,438,315
Alacer Gold Corp.*(a)	3,158,225	5,239,316
Algold Resources Ltd. (Canada), 144A*(a)	43,790	4,263
Axmin, Inc. (Canada)*	666,158	44,101
Barrick Gold Corp. (Canada)	40,167	541,049
Guyana Goldfields, Inc. (Canada)*	163,830	635,440
Guyana Goldfields, Inc. (Canada), 144A*	2,654,213	10,294,778
Kinross Gold Corp. (Canada)*	1,870,024	7,255,693
Newmont Mining Corp.	575,178	22,598,744
Randgold Resources Ltd. (United Kingdom), ADR	264,080	21,416,888

		88,468,587

Integrated Oil & Gas 5.0%
Chevron Corp.	4,386	548,733
Occidental Petroleum Corp.	11,590	895,443
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	853,836	29,706,184
Suncor Energy, Inc. (Canada)	1,112,541	42,532,442

		73,682,802

Oil & Gas Drilling 2.4%
Independence Contract Drilling, Inc.*	1,722,043	7,904,178
Patterson-UTI Energy, Inc.	1,313,491	28,134,977

		36,039,155

Oil & Gas Equipment & Services 16.6%
Baker Hughes a GE Co.	6,605	238,507
Cactus, Inc. (Class A Stock)*	324,809	9,325,266
Core Laboratories NV(a)	148,244	18,152,478
FTS International, Inc.*	744,508	14,867,825
Halliburton Co.	1,257,847	66,653,313
National Oilwell Varco, Inc.	23,931	925,412

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Oil & Gas Equipment & Services (cont’d.)
NCS Multistage Holdings, Inc.*(a)	480,706	$8,758,463
ProPetro Holding Corp.*	1,178,538	21,567,245
Schlumberger Ltd.	595,023	40,794,777
Select Energy Services, Inc. (Class A Stock)*(a)	515,519	7,758,561
Solaris Oilfield Infrastructure, Inc. (Class A Stock)*(a)	524,306	9,856,953
TechnipFMC PLC (United Kingdom)	746,293	24,597,817
Tenaris SA (Luxembourg), ADR(a)	586,564	21,925,762

		245,422,379

Oil & Gas Exploration & Production 28.6%
Alta Mesa Resources, Inc.*(a)	600,178	4,501,335
Anadarko Petroleum Corp.	839,770	56,533,316
Cimarex Energy Co.	265,669	26,723,645
Concho Resources, Inc.*	360,432	56,663,515
Continental Resources, Inc.*(a)	612,737	40,477,406
Devon Energy Corp.	821,716	29,852,942
Encana Corp. (Canada)	1,499,850	18,718,128
EOG Resources, Inc.	459,600	54,310,932
EQT Corp.	8,252	414,168
Hess Corp.	15,830	902,152
Kosmos Energy Ltd. (Ghana)*(a)	681,939	4,800,851
Laredo Petroleum, Inc.*	734,607	8,080,677
Lekoil Ltd. (Nigeria)*	4,166,462	1,020,200
Lekoil Ltd. (Nigeria), 144A*	5,248,879	1,285,241
Lekoil Ltd. (Nigeria), Reg D*	14,524,211	3,556,399
Marathon Oil Corp.	42,755	780,279
Noble Energy, Inc.	1,212,999	41,035,756
Pioneer Natural Resources Co.	101,398	20,436,767
Range Resources Corp.(a)	884,290	12,247,416
Sintana Energy, Inc. (Canada)*	637,992	21,118
Sintana Energy, Inc. (Canada), Reg D*	1,304,999	43,197
WPX Energy, Inc.*	2,375,382	40,595,278

		423,000,718

Oil & Gas Refining & Marketing 5.3%
Andeavor	253,228	35,026,497
Marathon Petroleum Corp.	284,964	21,346,653
Phillips 66	6,612	735,982
Valero Energy Corp.	190,264	21,105,985

		78,215,117

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund, Inc.	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Oil & Gas Storage & Transportation 2.4%
Cheniere Energy, Inc.*	349,508	$20,327,385
Kinder Morgan, Inc.	41,475	656,135
Targa Resources Corp.	295,052	13,858,592
Williams Cos., Inc. (The)	14,337	368,891

		35,211,003

Packaged Foods & Meats 0.4%
Adecoagro SA (Argentina)*	836,301	6,456,244

Precious Metals & Minerals 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 11/27/07)*^(f)	523,100	—

Renewable Electricity 0.6%
NextEra Energy Partners LP	206,654	8,611,272

Semiconductor Equipment 0.1%
Versum Materials, Inc.	25,868	910,036

Silver 0.7%
Wheaton Precious Metals Corp. (Canada)	469,535	9,761,633

Specialty Chemicals 1.9%
Albemarle Corp.	70,067	6,793,696
Celanese Corp. Series A	114,771	12,472,165
Ecolab, Inc.	1,299	188,056
PPG Industries, Inc.	7,246	767,207
Shin-Etsu Chemical Co. Ltd. (Japan)	6,719	674,250
Venator Materials PLC*	431,504	7,771,387

		28,666,761

Steel 2.9%
ArcelorMittal (Luxembourg), ADR*	25,823	873,850
Nucor Corp.	12,811	789,414
Reliance Steel & Aluminum Co.	120,531	10,597,085
Steel Dynamics, Inc.	464,039	20,793,588
Warrior Met Coal, Inc.(a)	441,860	10,273,245

		43,327,182

Trading Companies & Distributors 0.8%
Univar, Inc.*	447,276	12,326,927

TOTAL COMMON STOCKS (cost $1,053,111,759)		1,448,065,810

See Notes to Financial Statements.

14

Description	Units	Value
WARRANTS* 0.0%

Oil & Gas Exploration & Productions 0.0%
Alta Mesa Resources, Inc., expiring 02/09/23 (cost $465,093)	221,472	$349,926

TOTAL LONG-TERM INVESTMENTS (cost $1,053,576,852)		1,448,415,736

	Shares
SHORT-TERM INVESTMENTS 12.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w)	31,174,002	31,174,002
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $151,146,494; includes $150,937,270 of cash collateral for securities on loan)(b)(w)	151,153,676	151,153,676

TOTAL SHORT-TERM INVESTMENTS (cost $182,320,496)		182,327,678

TOTAL INVESTMENTS 110.2% (cost $1,235,897,348)		1,630,743,414
Liabilities in excess of other assets (10.2)%		(150,661,902)

NET ASSETS 100.0%		$1,480,081,512

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $147,876,571; cash collateral of $150,937,270 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $4,469,143. The aggregate value of $0 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund, Inc.	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$29,087,451	$—	$—
Coal & Consumable Fuels	4,247,536	—	—
Commodity Chemicals	6,648,490	—	—
Copper	101,394,381	—	—
Diversified Chemicals	38,552,000	780,117	—
Diversified Metals & Mining	64,897,314	67,114,138	—
Electrical Components & Equipment	20,648,472	—	—
Fertilizers & Agricultural Chemicals	24,596,095	—	—
Gold	78,173,809	10,294,778	—
Integrated Oil & Gas	43,976,618	29,706,184	—
Oil & Gas Drilling	36,039,155	—	—
Oil & Gas Equipment & Services	245,422,379	—	—
Oil & Gas Exploration & Production	417,074,563	5,926,155	—
Oil & Gas Refining & Marketing	78,215,117	—	—
Oil & Gas Storage & Transportation	35,211,003	—	—
Packaged Foods & Meats	6,456,244	—	—
Precious Metals & Minerals	—	—	—
Renewable Electricity	8,611,272	—	—
Semiconductor Equipment	910,036	—	—
Silver	9,761,633	—	—
Specialty Chemicals	27,992,511	674,250	—
Steel	43,327,182	—	—
Trading Companies & Distributors	12,326,927	—	—
Warrants
Oil & Gas Exploration & Production	349,926	—	—
Affiliated Mutual Funds	182,327,678	—	—

Total	$1,516,247,792	$114,495,622	$—

See Notes to Financial Statements.

16

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:

United States (including 10.2% of collateral for securities on loan)	78.0%
Canada	11.5
United Kingdom	6.4
Netherlands	2.9
Switzerland	2.1
Zambia	2.1
Peru	1.9
Australia	1.8
Luxembourg	1.5
China	0.7
Argentina	0.4%
Nigeria	0.4
Ghana	0.3
Germany	0.1
Japan	0.1
South Africa	0.0 *

110.2
Liabilities in excess of other assets	(10.2)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2018 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$349,926	—	$—

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund, Inc.	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2018 are as follows:

For the six months ended April 30, 2018, the Fund did not have any net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)
Equity contracts	$(115,167)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$147,876,571	$(147,876,571)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

18

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Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $147,876,571:
Unaffiliated investments (cost $1,053,576,852)	$1,448,415,736
Affiliated investments (cost $182,320,496)	182,327,678
Receivable for Fund shares sold	2,998,787
Dividends receivable	2,220,065
Tax reclaim receivable	155,867
Prepaid expenses and other assets	25,973

Total Assets	1,636,144,106

Liabilities
Payable to broker for collateral for securities on loan	150,937,270
Payable for Fund shares reacquired	3,206,176
Management fee payable	871,684
Accrued expenses and other liabilities	729,534
Distribution fee payable	264,328
Affiliated transfer agent fee payable	53,602

Total Liabilities	156,062,594

Net Assets	$1,480,081,512

Net assets were comprised of:
Common stock, at par	$373,733
Paid-in capital in excess of par	1,753,140,885

1,753,514,618
Undistributed net investment income	10,534,444
Accumulated net realized loss on investment and foreign currency transactions	(678,813,652)
Net unrealized appreciation on investments and foreign currencies	394,846,102

Net assets, April 30, 2018	$1,480,081,512

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share ($468,160,938 ÷ 11,762,621 shares of common stock issued and outstanding)	$39.80
Maximum sales charge (5.50% of offering price)	2.32

Maximum offering price to public	$42.12

Class B
Net asset value, offering price and redemption price per share ($10,109,220 ÷ 316,783 shares of common stock issued and outstanding)	$31.91

Class C
Net asset value, offering price and redemption price per share ($154,845,825 ÷ 4,844,644 shares of common stock issued and outstanding)	$31.96

Class R
Net asset value, offering price and redemption price per share ($46,293,548 ÷ 1,183,583 shares of common stock issued and outstanding)	$39.11

Class Z
Net asset value, offering price and redemption price per share ($742,376,664 ÷ 17,872,341 shares of common stock issued and outstanding)	$41.54

Class R6
Net asset value, offering price and redemption price per share ($58,295,317 ÷ 1,393,357 shares of common stock issued and outstanding)	$41.84

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund, Inc.	21

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $377,015)	$20,454,277
Income from securities lending, net (including affiliated income of $71,897)	592,001
Affiliated dividend income	305,930

Total income	21,352,208

Expenses
Management fee	5,511,272
Distribution fee(a)	1,753,550
Transfer agent’s fees and expenses (affiliated expense of $133,687)(a)	1,071,032
Shareholders’ reports	93,802
Custodian and accounting fees	82,307
Registration fees(a)	54,796
Directors’ fees	18,972
Legal fees and expenses	15,167
Audit fee	12,076
Miscellaneous	20,049

Total expenses	8,633,023
Less: Fee waiver and/or expense reimbursement(a)	(15,488)
Distribution fee waiver(a)	(60,019)

Net expenses	8,557,516

Net investment income (loss)	12,794,692

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(8,589))	38,944,809
Foreign currency transactions	234

38,945,043

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(7,122))	98,802,012
Foreign currencies	106

98,802,118

Net gain (loss) on investment and foreign currency transactions	137,747,161

Net Increase (Decrease) In Net Assets Resulting From Operations	$150,541,853

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	720,352	59,684	793,457	180,057	—	—
Transfer Agency fees and expenses	467,987	33,019	125,767	51,995	391,108	1,156
Registration fees	10,858	7,883	8,757	7,936	11,418	7,944
Fee waiver and/or expense reimbursement	—	(15,488)	—	—	—	—
Distribution fee waiver	—	—	—	(60,019)	—	—

See Notes to Financial Statements.

22

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,794,692	$6,989,162
Net realized gain (loss) on investment and foreign currency transactions	38,945,043	17,678,754
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	98,802,118	73,982,968

Net increase (decrease) in net assets resulting from operations	150,541,853	98,650,884

Dividends from net investment income
Class A	—	(5,365,015)
Class B	—	(256,702)
Class C	—	(2,511,714)
Class R	—	(535,675)
Class Z	—	(8,882,524)
Class R6	—	(1,414,780)

	—	(18,966,410)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	141,587,589	370,502,672
Net asset value of shares issued in reinvestment of dividends and distributions	—	16,824,484
Cost of shares reacquired	(347,608,234)	(775,744,049)

Net increase (decrease) in net assets from Fund share transactions	(206,020,645)	(388,416,893)

Total increase (decrease)	(55,478,792)	(308,732,419)

Net Assets:
Beginning of period	1,535,560,304	1,844,292,723

End of period(a)	$1,480,081,512	$1,535,560,304

(a) Includes undistributed/(distributions in excess of) net investment income of:	$10,534,444	$(2,260,248)

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund, Inc.	23

Notes to Financial Statements (unaudited)

PGIM Jennison Natural Resources Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified open-end management investment company for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. Effective June 11, 2018, the Fund’s name was changed by replacing “Prudential” with “PGIM” in the Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is long-term growth of capital.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

24

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

PGIM Jennison Natural Resources Fund, Inc.	25

Notes to Financial Statements (unaudited) (continued)

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or

26

paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the

PGIM Jennison Natural Resources Fund, Inc.	27

Notes to Financial Statements (unaudited) (continued)

collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

28

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to $1 billion and 0.70% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was, 0.73% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed, through February 29, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 2.19% of average daily net assets for Class B shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.73% for the six months ended April 30, 2018.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R,

PGIM Jennison Natural Resources Fund, Inc.	29

Notes to Financial Statements (unaudited) (continued)

Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of the Class R shares through February 28, 2019.

PIMS has advised the Fund that it received $145,011 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2018, it received $1,030, $7,400 and $3,585 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money

30

Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $65,692 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018 were $164,852,460 and $340,081,161, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Short Ultra Bond Fund	$47,832,923	$208,822,740	$225,481,661	$—	$—	$31,174,002	31,174,002	$305,930
PGIM Institutional Money Market Fund	174,503,298	518,393,575	541,727,486	(7,122)	(8,589)	151,153,676	151,153,676	71,897

		$727,216,315	$767,209,147	($7,122)	($8,589)	$182,327,678		$377,827

*	The Funds did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax basis	$1,299,280,999

Gross Unrealized Appreciation	462,134,437
Gross Unrealized Depreciation	(130,672,022)

Net Unrealized Appreciation	$331,462,415

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after November 1, 2011

PGIM Jennison Natural Resources Fund, Inc.	31

Notes to Financial Statements (unaudited) (continued)

(“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Additionally, approximately $264,952,000 of its capital loss carryforward was written off unused due to expiration. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2017, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$606,876,000

Pre-Enactment Losses:
Expiring 2018	$49,759,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of

32

transactions in shares of common stock. There are 500 million shares of common stock, $0.01 par value per share, authorized and divided into seven classes, designated Class A, Class B, Class C, Class R, Class Z, Class T and Class R6 common stock, each of which consists of 50 million, 10 million, 50 million, 50 million, 145 million, 90 million and 105 million authorized shares, respectively.

The Fund currently does not have any Class T shares outstanding.

As of April 30, 2018, Prudential, through its affiliate entities, owned 370,965 Class R6 shares of the Fund. At reporting period end, six shareholders of record held 57% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	774,613	$29,924,908
Shares reacquired	(2,739,386)	(103,681,523)

Net increase (decrease) in shares outstanding before conversion	(1,964,773)	(73,756,615)
Shares issued upon conversion from other share class(es)	122,148	4,574,305
Shares reacquired upon conversion into other share class(es)	(140,623)	(5,400,022)

Net increase (decrease) in shares outstanding	(1,983,248)	$(74,582,332)

Year ended October 31, 2017:
Shares sold	2,229,681	$79,954,911
Shares issued in reinvestment of dividends and distributions	130,246	4,958,478
Shares reacquired	(5,938,844)	(210,818,648)

Net increase (decrease) in shares outstanding before conversion	(3,578,917)	(125,905,259)
Shares issued upon conversion from other share class(es)	435,876	15,275,755
Shares reacquired upon conversion into other share class(es)	(843,413)	(30,856,684)

Net increase (decrease) in shares outstanding	(3,986,454)	$(141,486,188)

Class B
Six months ended April 30, 2018:
Shares sold	1,769	$55,203
Shares reacquired	(57,504)	(1,742,542)

Net increase (decrease) in shares outstanding before conversion	(55,735)	(1,687,339)
Shares reacquired upon conversion into other share class(es)	(97,183)	(2,896,859)

Net increase (decrease) in shares outstanding	(152,918)	$(4,584,198)

Year ended October 31, 2017:
Shares sold	18,394	$549,803
Shares issued in reinvestment of dividends and distributions	7,376	227,633
Shares reacquired	(183,341)	(5,251,727)

Net increase (decrease) in shares outstanding before conversion	(157,571)	(4,474,291)
Shares reacquired upon conversion into other share class(es)	(224,958)	(6,489,709)

Net increase (decrease) in shares outstanding	(382,529)	$(10,964,000)

PGIM Jennison Natural Resources Fund, Inc.	33

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2018:
Shares sold	136,510	$4,225,497
Shares reacquired	(903,120)	(27,434,340)

Net increase (decrease) in shares outstanding before conversion	(766,610)	(23,208,843)
Shares reacquired upon conversion into other share class(es)	(139,351)	(4,256,386)

Net increase (decrease) in shares outstanding	(905,961)	$(27,465,229)

Year ended October 31, 2017:
Shares sold	372,489	$10,949,546
Shares issued in reinvestment of dividends and distributions	66,127	2,041,356
Shares reacquired	(2,170,342)	(62,229,995)

Net increase (decrease) in shares outstanding before conversion	(1,731,726)	(49,239,093)
Shares reacquired upon conversion into other share class(es)	(963,819)	(27,760,067)

Net increase (decrease) in shares outstanding	(2,695,545)	$(76,999,160)

Class R
Six months ended April 30, 2018:
Shares sold	166,228	$6,279,117
Shares reacquired	(388,617)	(14,596,703)

Net increase (decrease) in shares outstanding before conversion	(222,389)	(8,317,586)
Shares issued upon conversion from other share class(es)	209	8,041
Shares reacquired upon conversion into other share class(es)	(709)	(25,864)

Net increase (decrease) in shares outstanding	(222,889)	$(8,335,409)

Year ended October 31, 2017:
Shares sold	566,513	$20,026,096
Shares issued in reinvestment of dividends and distributions	13,078	490,798
Shares reacquired	(940,131)	(32,799,731)

Net increase (decrease) in shares outstanding before conversion	(360,540)	(12,282,837)
Shares reacquired upon conversion into other share class(es)	(3,968)	(139,086)

Net increase (decrease) in shares outstanding	(364,508)	$(12,421,923)

34

Class Z	Shares	Amount
Six months ended April 30, 2018:
Shares sold	2,273,408	$91,213,909
Shares reacquired	(4,339,080)	(171,284,490)

Net increase (decrease) in shares outstanding before conversion	(2,065,672)	(80,070,581)
Shares issued upon conversion from other share class(es)	219,629	8,743,725
Shares reacquired upon conversion into other share class(es)	(24,046)	(943,027)

Net increase (decrease) in shares outstanding	(1,870,089)	$(72,269,883)

Year ended October 31, 2017:
Shares sold	5,446,384	$202,348,006
Shares issued in reinvestment of dividends and distributions	198,715	7,859,169
Shares reacquired	(9,819,824)	(360,387,580)

Net increase (decrease) in shares outstanding before conversion	(4,174,725)	(150,180,405)
Shares issued upon conversion from other shares class(es)	1,376,590	52,035,995
Shares reacquired upon conversion into other share class(es)	(221,741)	(7,931,406)

Net increase (decrease) in shares outstanding	(3,019,876)	$(106,075,816)

Class R6
Six months ended April 30, 2018:
Shares sold	250,272	$9,888,955
Shares reacquired	(742,772)	(28,868,636)

Net increase (decrease) in shares outstanding before conversion	(492,500)	(18,979,681)
Shares issued upon conversion from other share class(es)	4,991	196,087

Net increase (decrease) in shares outstanding	(487,509)	$(18,783,594)

Year ended October 31, 2017:
Shares sold	1,506,294	$56,674,310
Shares issued in reinvestment of dividends and distributions	31,357	1,247,050
Shares reacquired	(2,884,798)	(104,256,368)

Net increase (decrease) in shares outstanding before conversion	(1,347,147)	(46,335,008)
Shares issued upon conversion from other share class(es)	164,793	5,865,202

Net increase (decrease) in shares outstanding	(1,182,354)	$(40,469,806)

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

PGIM Jennison Natural Resources Fund, Inc.	35

Notes to Financial Statements (unaudited) (continued)

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2018.

36

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$35.98		$34.20	$32.50	$46.17	$51.41	$44.75
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.12	0.02	0.11	(0.10)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.53		1.97	1.80	(13.78)	(5.14)	6.67
Total from investment operations	3.82		2.09	1.82	(13.67)	(5.24)	6.66
Less Dividends:
Dividends from net investment income	-		(0.31)	(0.12)	-	-	-
Net asset value, end of period	$39.80		$35.98	$34.20	$32.50	$46.17	$51.41
Total Return(b):	10.62%		6.05%	5.60%	(29.61)%	(10.19)%	14.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$468,161		$494,574	$606,462	$844,746	$1,357,504	$1,642,229
Average net assets (000)	$484,213		$562,687	$707,741	$1,049,852	$1,614,165	$1,654,831
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.26%	(d)	1.22%	1.25%	1.22%	1.16%	1.17%
Expenses before waivers and/or expense reimbursement	1.26%	(d)	1.22%	1.25%	1.22%	1.16%	1.17%
Net investment income (loss)	1.57%	(d)	0.34%	0.07%	0.29%	(0.19)%	(0.02)%
Portfolio turnover rate(f)	11%	(e)	32%	28%	35%	24%	21%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns from periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund, Inc.	37

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$28.98		$27.79	$26.53	$37.95	$42.55	$37.30
Income (loss) from investment operations:
Net investment income (loss)	0.10		(0.11)	(0.16)	(0.13)	(0.38)	(0.27)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.83		1.61	1.44	(11.29)	(4.22)	5.52
Total from investment operations	2.93		1.50	1.28	(11.42)	(4.60)	5.25
Less Dividends:
Dividends from net investment income	-		(0.31)	(0.02)	-	-	-
Net asset value, end of period	$31.91		$28.98	$27.79	$26.53	$37.95	$42.55
Total Return(b):	10.11%		5.32%	4.82%	(30.09)%	(10.81)%	14.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,109		$13,613	$23,687	$36,198	$82,144	$123,837
Average net assets (000)	$12,036		$18,557	$27,807	$54,812	$108,955	$135,005
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.19%	(d)	1.92%	1.95%	1.92%	1.86%	1.87%
Expenses before waivers and/or expense reimbursement	2.45%	(d)	1.92%	1.95%	1.92%	1.86%	1.87%
Net investment income (loss)	0.68%	(d)	(0.36)%	(0.61)%	(0.41)%	(0.88)%	(0.71)%
Portfolio turnover rate(f)	11%	(e)	32%	28%	35%	24%	21%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$28.99		$27.80	$26.53	$37.96	$42.56	$37.31
Income (loss) from investment operations:
Net investment income (loss)	0.14		(0.11)	(0.16)	(0.13)	(0.38)	(0.28)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.83		1.61	1.45	(11.30)	(4.22)	5.53
Total from investment operations	2.97		1.50	1.29	(11.43)	(4.60)	5.25
Less Dividends:
Dividends from net investment income	-		(0.31)	(0.02)	-	-	-
Net asset value, end of period	$31.96		$28.99	$27.80	$26.53	$37.96	$42.56
Total Return(b):	10.24%		5.32%	4.86%	(30.11)%	(10.81)%	14.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$154,846		$166,711	$234,821	$272,169	$466,488	$629,108
Average net assets (000)	$160,006		$203,277	$236,425	$347,186	$575,495	$656,867
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.93%	(d)	1.92%	1.95%	1.92%	1.86%	1.87%
Expenses before waivers and/or expense reimbursement	1.93%	(d)	1.92%	1.95%	1.92%	1.86%	1.87%
Net investment income (loss)	0.91%	(d)	(0.37)%	(0.64)%	(0.41)%	(0.89)%	(0.72)%
Portfolio turnover rate(f)	11%	(e)	32%	28%	35%	24%	21%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund, Inc.	39

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$35.40		$33.73	$32.05	$45.62	$50.90	$44.39
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.05	(0.05)	0.04	(0.20)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.46		1.93	1.78	(13.61)	(5.08)	6.62
Total from investment operations	3.71		1.98	1.73	(13.57)	(5.28)	6.51
Less Dividends:
Dividends from net investment income	-		(0.31)	(0.05)	-	-	-
Net asset value, end of period	$39.11		$35.40	$33.73	$32.05	$45.62	$50.90
Total Return(b):	10.48%		5.81%	5.39%	(29.75)%	(10.37)%	14.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,294		$49,793	$59,729	$56,596	$73,455	$80,001
Average net assets (000)	$48,413		$56,984	$56,621	$65,555	$82,208	$74,909
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.51%	(d)	1.42%	1.45%	1.42%	1.36%	1.37%
Expenses before waivers and/or expense reimbursement	1.76%	(d)	1.67%	1.70%	1.67%	1.61%	1.62%
Net investment income (loss)	1.33%	(d)	0.14%	(0.15)%	0.10%	(0.39)%	(0.23)%
Portfolio turnover rate(f)	11%	(e)	32%	28%	35%	24%	21%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$37.48		$35.58	$33.82	$47.90	$53.17	$46.14
Income (loss) from investment operations:
Net investment income (loss)	0.39		0.24	0.12	0.24	0.06	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.67		2.05	1.87	(14.32)	(5.33)	6.90
Total from investment operations	4.06		2.29	1.99	(14.08)	(5.27)	7.03
Less Dividends:
Dividends from net investment income	-		(0.39)	(0.23)	-	-	-
Net asset value, end of period	$41.54		$37.48	$35.58	$33.82	$47.90	$53.17
Total Return(b):	10.83%		6.38%	5.90%	(29.39)%	(9.91)%	15.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$742,377		$739,898	$809,852	$1,028,166	$1,674,337	$1,707,458
Average net assets (000)	$745,059		$803,996	$834,087	$1,325,084	$1,800,961	$1,619,393
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.87%	(d)	0.92%	0.95%	0.92%	0.86%	0.87%
Expenses before waivers and/or expense reimbursement	0.87%	(d)	0.92%	0.95%	0.92%	0.86%	0.87%
Net investment income (loss)	1.97%	(d)	0.64%	0.37%	0.60%	0.12%	0.27%
Portfolio turnover rate(f)	11%	(e)	32%	28%	35%	24%	21%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund, Inc.	41

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$37.73		$35.83	$34.04	$48.14	$53.37	$46.26
Income (loss) from investment operations:
Net investment income (loss)	0.41		0.27	0.19	0.30	0.12	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.70		2.08	1.89	(14.40)	(5.35)	6.92
Total from investment operations	4.11		2.35	2.08	(14.10)	(5.23)	7.11
Less Dividends:
Dividends from net investment income	-		(0.45)	(0.29)	-	-	-
Net asset value, end of period	$41.84		$37.73	$35.83	$34.04	$48.14	$53.37
Total Return(b):	10.89%		6.51%	6.15%	(29.29)%	(9.80)%	15.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$58,295		$70,972	$109,742	$189,234	$189,520	$180,803
Average net assets (000)	$66,543		$95,866	$126,781	$202,883	$182,649	$153,964
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79%	(d)	0.76%	0.77%	0.76%	0.74%	0.74%
Expenses before waivers and/or expense reimbursement	0.79%	(d)	0.76%	0.77%	0.76%	0.74%	0.74%
Net investment income (loss)	2.07%	(d)	0.71%	0.57%	0.77%	0.23%	0.39%
Portfolio turnover rate(f)	11%	(e)	32%	28%	35%	24%	21%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Natural Resources Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON NATURAL RESOURCES FUND

SHARE CLASS	A	B	C	R	Z	R6*
NASDAQ	PGNAX	PRGNX	PNRCX	JNRRX	PNRZX	PJNQX
CUSIP	74441K107	74441K206	74441K305	74441K404	74441K503	74441K602

*Formerly known as Class Q shares.

MF135E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Natural Resources Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2018